UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21994
                                                    ----------------------------

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                   FIRST TRUST
                                   STRATEGIC
                                  HIGH INCOME
                                    FUND III

                                  SEMI-ANNUAL
                                     REPORT
                 FOR THE PERIOD MARCH 27, 2007 TO APRIL 30, 2007
                    (COMMENCEMENT OF INVESTMENT OPERATIONS)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                FIRST TRUST STRATEGIC HIGH INCOME FUND III (FHO)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


Shareholder Letter .........................................................  1
Portfolio Commentary .......................................................  2
Portfolio Components .......................................................  4
Portfolio of Investments ...................................................  5
Statement of Assets and Liabilities ........................................  7
Statement of Operations ....................................................  8
Statement of Changes in Net Assets .........................................  9
Financial Highlights ....................................................... 10
Notes to Financial Statements .............................................. 11
Additional Information ..................................................... 15
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   NYSE Certification Information
   Advisory and Sub-Advisory Agreements
   Privacy Policy

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Strategic High Income Fund III (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Valhalla and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Valhalla are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------
                FIRST TRUST STRATEGIC HIGH INCOME FUND III (FHO)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust Strategic High Income Fund III for the period March 27, 2007 to April 30, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased to be a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.




Sincerely,
/S/ JAMES A. BOWEN
James A. Bowen
President of First Trust Strategic High Income Fund III
June 11, 2007

--------------------------------------------------------------------------------
                              Portfolio Commentary
--------------------------------------------------------------------------------

                                  SUB-ADVISOR

Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor"), the sub-advisor to First Trust Strategic High Income Fund III, is a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities. Valhalla was founded in 2005 and is currently managed by its Managing Partners, Ken L. Mathis, Ramond P. Mecherle, CFA and Justin L. Ventura. Valhalla is a Kentucky limited liability company located at 2527 Nelson Miller Parkway, Suite 207, Louisville, Kentucky 40223. As of April 30, 2007, Valhalla had approximately $650 million in assets under management.

                           PORTFOLIO MANAGEMENT TEAM

MR. RAMOND P. MECHERLE, CFA, PORTFOLIO MANAGER

Mr. Ramond P. Mecherle, CFA, is a founding Managing Partner of Valhalla. He has nine years experience in the Financial Industry. Mr. Mecherle currently serves as Co-Manager of First Trust Strategic High Income Fund (New York Stock Exchange ("NYSE"): FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Mecherle was a dual employee of Hilliard Lyons Asset Management and Valhalla from Valhalla's inception in 2005 through April 2006. From October 2004 to April 2006, Mr. Mecherle was employed by Hilliard Lyons Asset Management as Director of Fixed Income and Co-Manager of FHI. Prior to that, Mr. Mecherle was employed by Morgan Asset Management for seven years. There, Mr. Mecherle was an Assistant Portfolio Manager for three high-yield funds including the Regions Morgan Keegan Select High Income Fund (MKHIX), an open-end fund; RMK High Income (NYSE: "RMH"), a closed-end fund; RMK Strategic Income Fund (NYSE: "RSF"), a closed-end fund; and separate accounts. Mr. Mecherle received a B.A. from the University of Virginia and a M.B.A. from the Johnson Graduate School of Management, Cornell University.

MR. JUSTIN L. VENTURA, PORTFOLIO MANAGER

Mr. Justin L. Ventura is a founding Managing Partner of Valhalla. He has fourteen years experience in the Financial Industry. Mr. Ventura currently serves as Co-Manager of First Trust Strategic High Income Fund (NYSE: FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Ventura was a dual employee of Hilliard Lyons Asset Management and Valhalla from Valhalla's inception in 2005 through April 2006. From June 2005 to April 2006, Mr. Ventura was employed by Hilliard Lyons Asset Management as Co-Manager of FHI. Prior to that, Mr. Ventura was employed by State Street Bank for six years as Vice President, Capital Markets Portfolio/ABS-MBS-CDO Sectors. Mr. Ventura began his career with Fitch IBCA, Inc. where he worked for five years and was a Director of Structured Finance/Mortgage and Asset-Backed Securities. Mr. Ventura received a B.A. from the University of Massachusetts and a J.D. from George Mason School of Law.

FIRST TRUST STRATEGIC HIGH INCOME FUND III

First Trust Strategic High Income Fund III (the "Fund") commenced trading on March 28, 2007. The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of below-investment grade and investment grade debt securities and equity securities that the Sub-Advisor believes offer attractive yield and/or capital appreciation potential. Valhalla believes this combination of exposure to both consumer and commercial default risk provides investors with an investment vehicle more broadly diversified than a corporate-only "high-yield" strategy.

FUND RECAP

Over the one-month period ending April 30, 2007 and during the offering period, the primary news affecting the Fund was the negative events surrounding sub-prime residential mortgage-backed securities. While the headlines generally made it appear that all sub-prime mortgages were in trouble, the primary problems in sub-prime mortgages were generally limited to those mortgages originated in late 2005 and throughout 2006. However, the entire sub-prime mortgage market was negatively impacted in sympathy to the problems in those vintages. In the end, this sell-off should create a number of buying opportunities in oversold mortgage market segments that the Fund can take advantage of in the months to come.

--------------------------------------------------------------------------------
                        Portfolio Commentary (continued)
--------------------------------------------------------------------------------

SUB-ADVISOR Q&A

HOW DID THE FUND PERFORM SINCE ITS COMMENCEMENT OF OPERATIONS ON MARCH 27, 2007?

FUND PERFORMANCE FOR PERIOD ENDING 4/30/07

                     FHO           FHO        LEHMAN BA
         DATE     NAV RETURN  MARKET RETURN     INDEX
       04/30/07     0.47%        (0.70%)        0.89%

The Fund is in its "ramp-up" period; therefore, there is limited performance history. In addition, the Fund still had a significant cash position as of the end of April, 2007. As we expected, the recent negative sub-prime news has provided what we believe to be some significant buying opportunities in mortgage-backed securities and collateralized debt obligations. In addition, we are finding a few "pockets of value" in corporate bonds; however, we continue to believe overall that corporate high-yield bonds are fully valued.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

The overall economic outlook remains solid. While the drag from housing could continue into the second half of the year, the potential impact on consumer spending is still the biggest cause for concern for 2007. The Federal Reserve (the "Fed") may allow the consumer to feel some pain relating to housing, but it is unlikely to allow a prolonged slump to occur in that sector. Even with inflation risk on the horizon, we believe the Fed may be likely to step in and lower rates if necessary to prevent a recession. The challenge the Fund now faces is navigating a fixed-income landscape of tight spreads, while safeguarding against highly susceptible credit positions should the economy pull back.

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO COMPONENTS*
APRIL 30, 2007 (UNAUDITED)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate Bonds         14.3%
Government Agencies     60.8%
Residential Mortgage    17.4%
CDO's                    7.5%

         * Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
ASSET-BACKED SECURITIES - 19.3%

$     3,500,000   ABCLO, Ltd.,
                     Series 2007-1A, Class D, 9.26%, 4/15/21 (a) (b) ...........  $    3,314,500
      4,000,000   ACE Securities Corp.,
                     Series 2007-HE4, 7.82%, 5/25/37 (b) .......................       3,320,000
      4,000,000   Bear Stearns Asset Backed Security Trust,
                     Series 2007-HE3, Class M9, 7.57%, 4/25/37 (b) .............       3,235,000
      2,000,000   Bear Stearns Second Lien Trust,
                     Series 2007-1, Class 2B1, 8.32%, 3/25/35 (b) ..............       1,340,000
      2,000,000   Bear Stearns Second Lien Trust,
                     Series 2007-1, Class 2M6, 8.32%, 3/25/35 (b) ..............       1,620,000
      3,850,000   Home Equity Asset Trust,
                     Series 2007-3, Class M9, 7.82%, 8/25/37 (b) ...............       3,163,818
      4,000,000   Home Equity Mortgage Trust,
                     Series 2007-2, Class M3, 7.82%, 6/25/37 (b) ...............       3,040,000
      3,250,000   Pebble Creek LCDO Ltd.,
                     Series 2007-2A, Class E, 8.60%, 6/22/14 (a) (b) ...........       2,892,500
      2,500,000   Rosedale CLO Ltd.,
                     Series 1-A, Class II, 7/24/21 (a) .........................       2,462,500
      2,000,000   WaMu,
                     Series 2007-HE3, Class M9, 7.82%, 5/25/37 .................       1,677,740
      3,482,000   Wells Fargo Home Equity Trust,
                     Series 2007-2, Class B1, 7.82%, 4/25/37 (a) (b) ...........       2,611,500
                                                                                  ---------------
                  TOTAL ASSET-BACKED SECURITIES ................................      28,677,558
                                                                                  ---------------
                  (Cost $28,669,431)

CORPORATE BONDS AND NOTES - 11.1%

      2,000,000   AmeriCast Technologies, Inc.,
                     Company Guarantee, 11.00%, 12/01/14 (a) ...................       2,035,000
      2,000,000   Dayton Superior Corp.,
                     Company Guarantee, 13.00%, 6/15/09 ........................       2,060,000
      2,500,000   Interdent Service Corp.,
                     Company Guarantee, 10.75%, 12/15/11 .......................       2,343,750
      2,000,000   Key Plastics LLC,
                     Secured Note, 11.75%, 3/15/13 (a) .........................       2,030,000
      1,500,000   MSX International UK/MXS International
                     Business Service FR/MXS International
                     GmBH,
                     Company Guarantee, 12.50%, 4/01/12 (a) ....................       1,518,750
      3,000,000   PNA Intermediate Holding Corp.,
                     Senior Note, 12.36%, 2/15/13 (a) (b) ......................       3,105,000
      2,000,000   Rafealla Apparel Group, Inc.,
                     Series B, Secured Note, 11.25%, 6/15/11 ...................       2,050,000
        250,000   Rare Restaurant Group LLC,
                     Secured Note, 9.25%, 5/15/14 (a) ..........................         253,750
      1,000,000   Vintage Petroleum, Inc.,
                     Senior Unsecured Note, 8.25%, 5/01/12 .....................       1,040,079
                                                                                  ---------------
                  TOTAL CORPORATE BONDS AND NOTES ..............................      16,436,329
                                                                                  ---------------
                  (Cost $16,450,134)

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
SHORT-TERM INVESTMENTS - 47.0%

$    40,000,000   Fannie Mae,
                     5.16%, 5/23/07 (c) ........................................  $   39,876,920
     30,000,000   Freddie Mac,
                     5.14%, 5/18/07 (c) ........................................      29,928,660
                                                                                  ---------------
                  TOTAL SHORT TERM INVESTMENTS .................................      69,805,580
                                                                                  ---------------
                  (Cost $69,802,452)

                  TOTAL INVESTMENTS - 77.4% ....................................     114,919,467
                  (Cost $114,922,017) (d)

                  NET OTHER ASSETS AND LIABILITIES - 22.6% .....................      33,575,719
                                                                                  ---------------
                  NET ASSETS - 100.0% ..........................................  $  148,495,186
                                                                                  ===============

-----------------------------------------
         (a) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by the Fund's sub-advisor. At April 30, 2007, these securities amounted to $20,223,500 or 13.62% of net assets.
         (b) Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2007.
         (c) Yield at time of purchase.
         (d) Aggregate cost for federal income tax and financial reporting purposes.

Page 6                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND III
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   Cost ($114,922,017) ...................................................................................      $114,919,467
Cash .....................................................................................................        44,742,858
Receivables:
   Interest ..............................................................................................           599,662
   Dividends .............................................................................................           274,318
                                                                                                                -------------
     Total Assets ........................................................................................       160,536,305
                                                                                                                -------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................................................        11,585,958
   Offering cost .........................................................................................           310,209
   Investment advisory fees ..............................................................................           105,907
   Administrative fees ...................................................................................            12,036
   Audit and legal fees ..................................................................................            10,027
   Printing fees .........................................................................................             7,083
   Trustees' fees and expenses ...........................................................................             3,568
   Custodian fees ........................................................................................             1,984
   Transfer agent fees ...................................................................................               955
Accrued expenses and other liabilities ...................................................................             3,392
                                                                                                                -------------
     Total Liabilities ...................................................................................        12,041,119
                                                                                                                -------------
NET ASSETS ...............................................................................................      $148,495,186
                                                                                                                =============

NET ASSETS CONSIST OF:
Undistributed net investment income ......................................................................      $    682,938
Net unrealized depreciation of investments ...............................................................            (2,550)
Par value ................................................................................................            77,552
Paid-in capital ..........................................................................................       147,737,246
                                                                                                                -------------
     Net Assets ..........................................................................................      $148,495,186
                                                                                                                =============
NET ASSET VALUE, applicable to Common Shares outstanding (par value $0.01 per Common Share) ..............      $      19.15
                                                                                                                =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ..............         7,755,236
                                                                                                                =============

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND III
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2007(A) (UNAUDITED)

INVESTMENT INCOME:
Interest .....................................................................    $   534,867
Dividends ....................................................................        311,788
                                                                                  -----------
   Total investment income ...................................................        846,655
                                                                                  -----------

EXPENSES:
Investment advisory fees .....................................................        120,487
Administration fees ..........................................................         13,656
Audit and legal fees .........................................................         10,027
Printing fees ................................................................          7,083
Trustees' fees and expenses ..................................................          3,568
Transfer agent fees ..........................................................          3,455
Custodian fees ...............................................................          1,983
Other ........................................................................          3,458
                                                                                  -----------
   Total expenses ............................................................        163,717
                                                                                  -----------
NET INVESTMENT INCOME ........................................................        682,938
                                                                                  -----------
NET UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) on investments ..........         (2,550)
                                                                                  -----------
Net unrealized gains (losses) ................................................         (2,550)
                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............    $   680,388
                                                                                  ===========

--------------------------------------------------
(a) Initial seed date of February 20, 2007. The Fund commenced operations on March 27, 2007.

Page 8                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND III
STATEMENT OF CHANGES IN NET ASSETS


                                                                                         PERIOD
                                                                                          ENDED
                                                                                       4/30/2007(A)
                                                                                       (UNAUDITED)
                                                                                      -------------
OPERATIONS:
Net investment income ............................................................    $    682,938
Net change in unrealized appreciation (depreciation) on investments ..............          (2,550)
                                                                                      ------------
Net increase in net assets resulting from operations .............................         680,388

CAPITAL TRANSACTIONS:
Net proceeds from sale of 7,755,236 Common Shares ................................     148,125,007
Offering costs ...................................................................        (310,209)
                                                                                      ------------
Net increase from capital transactions ...........................................     147,814,798
                                                                                      ------------
Net increase in net assets .......................................................     148,495,186

NET ASSETS:
Beginning of period ..............................................................              --
                                                                                      ------------
End of period ....................................................................    $148,495,186
                                                                                      ============
Undistributed net investment income at end of period .............................    $    682,938
                                                                                      ============

--------------------------------------------------
(a) Initial seed date of February 20, 2007. The Fund commenced operations on March 27, 2007.

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST STRATEGIC HIGH INCOME FUND III
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                PERIOD
                                                                                 ENDED
                                                                              4/30/2007(A)
                                                                               (UNAUDITED)
                                                                              -------------
Net asset value, beginning of period ......................................   $    19.10(b)
                                                                              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................................         0.09
Net realized and unrealized gain (loss) on investments ....................           --(c)
                                                                              -----------
Total from investment operations ..........................................         0.09
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................................           --
                                                                              -----------
Total from distributions ..................................................           --
                                                                              -----------
Common Shares offering costs charged to paid-in capital ...................        (0.04)
                                                                              -----------
Net asset value, end of period ............................................   $    19.15
                                                                              ===========
Market value, end of period ...............................................   $    20.00
                                                                              ===========
TOTAL RETURN BASED ON NET ASSET VALUE (d)(e) ..............................         0.26%
                                                                              ===========
TOTAL RETURN BASED ON MARKET VALUE (e)(f) .................................         0.00%
                                                                              ===========
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................................   $  148,495
Ratio of total expenses to average net assets .............................         1.19%(g)
Ratio of net investment income to average net assets ......................         4.95%(g)
Portfolio turnover rate (h) ...............................................           26%

--------------------------------------------------
(a) Initial seed date of February 20, 2007. The Fund commenced operations on March 27, 2007.
(b) Net of sales load of $0.90 per share on initial shares issued.
(c) Amount represents less than $0.01 per Common Share.
(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gainsdistributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share anddoes not reflect sales load.
(e) Total return is not annualized for periods less than one year.
(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gainsdistributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market value.
(g) Annualized.
(h) Not Annualized.

Page 10                See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust Strategic High Income Fund III (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on November 14, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHO on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund intends to achieve its investment objectives by investing in a diversified portfolio of below investment grade and investment grade debt securities and equity securities that Valhalla Capital Partners LLC ("Valhalla" or the "Sub-Advisor") believes offer an attractive yield and/or capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Standard Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature within 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund follows the provisions of EMERGING ISSUES TASK FORCE NO. 99 20 ("EITF 99 20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99 20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may

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Notes to Financial Statements - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

E. EXPENSES:

The Fund pays all expenses directly related to its operations.

F. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Valhalla have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $310,209, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended April 30, 2007.

G. ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

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Notes to Financial Statements - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

Valhalla, a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities, serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates, ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the Funds paid each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates an annual retainer of $10,000, which included compensation for all board and committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the period March 27, 2007 to April 30, 2007, aggregated amounts were $144,575,183 and $30,000,000, respectively.

As of April 30, 2007, the aggregate gross unrealized appreciation for all securities in which there as an excess of value over tax cost was $47,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,570.

                                5. COMMON SHARES

As of April 30, 2007, 7,755,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                 PERIOD ENDED APRIL 30, 2007
                                                    SHARES          AMOUNT
Proceeds from Common Shares Sold                   7,755,236     $148,125,007
Offering Costs                                            --         (310,209)
                                                  ----------     ------------
                                                   7,755,236     $147,814,798
                                                  ==========     ============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2007, no Preferred Shares had been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

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Notes to Financial Statements - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

RESIDENTIAL MORTGAGE-BACKED SECURITIES CONCENTRATION RISK: The Fund will invest at least 25% of its total assets in residential mortgage-backed securities under normal market conditions. A fund concentrated in a single industry is likely to present more risks than a fund that is broadly diversified over several industries. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which usually may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 100% of its Managed Assets in non-investment grade securities. Below-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined to be of comparable credit quality by the Sub-Advisor. Below-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be volatile, and these securities are less liquid than investment grade debt securities.

                              8. SUBSEQUENT EVENT

On May 21, 2007, the Fund declared a dividend of $0.1584 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2007, payable June 15, 2007.

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Additional Information
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

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Additional Information - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of February 16, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q will contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Strategic High Income Fund III (the "Fund"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Valhalla Capital Partners, LLC (the "Sub-Advisor"), at a meeting held on December 10, 2006. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services to be provided by the Advisor and Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and Sub-Advisor; fall out benefits to the Advisor and Sub-Advisor; and summaries of the Advisor's and Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, extent and quality of services to be provided by the Advisor and Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board noted that the Advisor's employees provided management services to other closed-end funds in the First Trust complex with diligence and care. The Board specifically considered the services provided by the Advisor to two funds, First Trust Strategic High Income Fund ("FHI") and First Trust Strategic High Income Fund II ("FHY"), which have the same investment objectives, are managed by the same portfolio managers and utilize substantially the same strategies as the Fund. The Board noted the compliance program that had been developed by the Advisor and the experience and skills of its employees who would be working with the Fund. The Board also noted the efforts expended by the Advisor in organizing the Fund and making arrangements for entities to provide services to the Fund. The Board concluded that it was comfortable that the Advisor had the capabilities and resources to oversee the operations of the Fund, including overseeing the Sub-Advisor, which was particularly important in light of the limited operating history of the Sub-Advisor. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio managers and noted that they currently also serve as the portfolio managers of FHI and FHY. At the meeting, the Board received a presentation from two managing members of the Sub-Advisor, who described the Sub-Advisor's experience and investment style. The Independent Trustees noted that First Trust Portfolios L.P., an affiliate of the Advisor, has a minority ownership interest in the Sub-Advisor and that this investment allows for more informed oversight of the Sub-Advisor by the Advisor. The Board concluded that the Sub-Advisor had the capability to provide the necessary investment advisory services to the Fund.

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Additional Information - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

The Board considered the fees to be paid under the Agreements. The Board reviewed information compiled by an independent source on management and advisory fees charged to similar closed-end funds, and discussed with representatives of the Advisor certain differences between those funds and the Fund. The Board noted that the management fee to be paid to the Advisor by the Fund was at the same rate as the management fee paid to the Advisor by FHI and FHY. The Board considered that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Sub-Advisor provided information on fees charged to clients for which it provides discretionary, investment supervisory services, and the Board noted that those fees generally were the same as or higher than the fees to be paid under the Sub-Advisory Agreement. The Board also noted that the fees to be paid under the Sub-Advisory Agreement were at the same rate as the fees payable under the sub-advisory agreements for FHI and FHY. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider the investment performance of FHI and FHY. The Board concluded that the fees to be paid under the Agreements were reasonable.

The Board noted that the Advisor continues to invest in personnel and infrastructure but did not identify any economies of scale to be realized by the Fund and indicated that, because the Fund is a closed-end fund that is not issuing more shares after the initial issuance of shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor, but the Board noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered that the Advisor had identified as a fall out benefit to the Advisor its exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor. The Board considered that the Sub-Advisor had not identified any fall-out benefits from its relationship with the Fund. The Board noted that the Sub-Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio.

After discussion, the Board, including the Independent Trustees, concluded that the Advisor and Sub-Advisor had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees concluded unanimously that it was in the best interests of the Fund to approve the Advisory Agreement and the Sub-Advisory Agreement. No single factor was determinative in the Board's analysis.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

o    Information about your transactions with us, our affiliates or others;

o    Information we receive from your inquiries by mail, e-mail or telephone;
     and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

                                                                         Page 17

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Additional Information - (Continued)
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                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2007 (UNAUDITED)

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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

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

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)      Not applicable.

(B) IDENTIFICATION OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS

Ramond P. Mecherle, CFA, and Justin L. Ventura serve as co-portfolio managers of the Registrant. As co-manager, Mr. Mecherle's role is to make investment decisions, analyze securities and the markets, trading the securities of the Registrant and provide support to the sub-adviser's and First Trust's administrative and compliance staff. Mr. Mecherle may also be asked to support client service and marketing in a limited manner. Mr. Mecherle may make investment decisions on behalf of the Registrant independently or in counsel with Mr. Ventura, the other co-manager of the Registrant. As co-manager of the Registrant, Mr. Ventura's role is to make investment decisions, analyze securities and the markets, trading the securities of the Registrant and provide support to the sub-adviser's and First Trust's administrative and compliance staff. Mr. Ventura may also be asked to support client service and marketing in a limited manner. Mr. Ventura may make investment decisions on behalf of the Registrant independently or in counsel with Mr. Mecherle.

                 NAME                               TITLE       LENGTH OF SERVICE          BUSINESS EXPERIENCE PAST 5 YEARS
                 -----                              -----       -----------------          --------------------------------
1. Ramond P. Mecherle, CFA   Managing Partner/Portfolio Manager     16 months     12/2005 - Present: Valhalla Capital Partners,
                                                                                  Managing Partner/Portfolio Manager;
                                                                                  11/2004-12/2005: Hilliard Lyons Asset Management,
                                                                                  Director of Fixed Income, Portfolio Manager;
                                                                                  1998-11/2004: Morgan Asset Management, Assistant
                                                                                  Portfolio Manager

2. Justin L. Ventura         Managing Partner/Portfolio Manager     16 months     12/2005 - Present: Valhalla Capital Partners,
                                                                                  Managing Partner/Portfolio Manager;
                                                                                  6/2005-12/2005: Hilliard Lyons Asset Management,
                                                                                  Portfolio Manager; 1999-11/2004: State Street
                                                                                  Bank, Portfolio Manager

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER



                                                                                     Total # of
  Name of Portfolio Manager or Team Member                   Type of Accounts*    Accounts Managed     Total Assets
1.  Ramond P. Mecherle, CFA                   Registered Investment Companies:            2            $506 million
                                              Other Pooled Investment Vehicles:           0                 $ 0
                                              Other Accounts:                             0                 $0
2.  Justin L. Ventura                         Registered Investment Companies:            2            $506 million
                                              Other Pooled Investment Vehicles:           0                 $0
                                              Other Accounts:                             0                 $0


                                                                          Total Assets for
                                                 # of Accounts Managed   which Advisory Fee
                                                for which Advisory Fee       is Based on
  Name of Portfolio Manager or Team Member      is Based on Performance      Performance
1.  Ramond P. Mecherle, CFA                                0                     $0
                                                           0                     $0
                                                           0                     $0
2.  Justin L. Ventura                                      0                     $0
                                                           0                     $0
                                                           0                     $0

Information provided as of April 30, 2007.

POTENTIAL CONFLICTS OF INTERESTS

The allocation procedures of Valhalla Capital Partners LLC ("Valhalla" or "Sub-adviser") seek to allocate investment opportunities among Valhalla's clients in the fairest possible way taking into account clients' best interests. Valhalla will follow procedures to ensure that allocations do not involve a practice of favoring or discriminating against any client or group of clients. Account performance is never a factor in trade allocations.

All Valhalla employees must be aware of and comply with the following undertaking: notify the CCO promptly if an employee becomes aware of any practice that arguably involves Valhalla in a conflict of interest with any of its advisory accounts, including registered investment companies and unregistered investment funds.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS

The co-portfolio managers of the Registrant are also principals of the sub-advisor. The bulk of their compensation comes from their equity ownership interests in the sub-adviser. The co-portfolio managers also receive an industry competitive salary, bonuses based on the profitability of the sub-adviser and distributions based on the profitability of the sub-adviser. Valhalla uses common industry practices to determine the compensation structure.

DISCLOSURE OF SECURITIES OWNERSHIP

         Information provided as of April 30, 2007.

                                                  Dollar Range of Fund Shares
                        Name                          Beneficially Owned

                        Ken L. Mathis                         $0
                        Justin L. Ventura                     $0
                        Ramond P. Mercherle, CFA              $0

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         At the Registrant's organizational meeting on December 10, 2006, the Registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons

(including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND III

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.